Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended		12 Months Ended			213 Months Ended	216 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013	Oct. 31, 2013
Recognition of loss due to derivative liability	$ 1,877,287	$ 358,714	$ (3,140,259)	$ (1,081,440)	$ 2,220,916	$ (3,856,236)	$ (1,978,949) [1]
Additional investment rights				841,333
Issuing Additional Warrants
Derivative warrants weighted average remaining life		3 years 2 months 12 days	3 years 5 months 15 days
Recognition of loss due to derivative liability	358,714	1,048,859	3,148,782	1,081,440
Additional investment rights		427,732
Fair Value of Warrants
Fair value of derivative liability	4,137,592		5,234,293	4,081,627		5,234,293	4,137,592
Additional investment rights			1,256,160
Recognition of Gain
Additional investment rights	$ 828,428		$ 8,523

[1]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995